Right-of-use assets and leases payable (Tables)	12 Months Ended
Dec. 31, 2025
Right-of-use assets and leases payable
Summary of Information About Right of Use Asset

a. Right-of-use assets

	Weighted average useful life (years)	Balance as of December 31, 2024	Additions and remeasurement	Write-offs	Transfers (i)	Translation adjustment	Amortization	Opening balance – Acquisition of subsidiaries (ii)	Balance as of December 31, 2025
Cost:
Real estate	8	1,987,115	180,352	(261,618)	(621,148)	(270)	‐	223,077	1,507,508
Port areas	28	343,739	36,014	(491)	632,509	‐	‐	113,132	1,124,903
Vehicles	4	357,094	151,955	(88,722)	(3,646)	(53)	‐	2,855	419,483
Equipment	2	33,645	28,523	(2,180)	(23,960)	‐	‐	21,448	57,476
Vessels	8	‐	‐	(52,220)	7,848	(3,125)	‐	129,300	81,803
Others	10	27,846	3,914	‐	21,499	‐	‐	‐	53,259
		2,749,439	400,758	(405,231)	13,102	(3,448)	‐	489,812	3,244,432
Accumulated amortization:
Real estate	‐	(823,733)	‐	188,340	120,476	83	(169,104)	(42,249)	(726,187)
Port areas	‐	(52,692)	‐	480	(130,882)	‐	(45,807)	(38,755)	(267,656)
Vehicles	‐	(169,836)	‐	70,925	6,300	9	(115,029)	(927)	(208,558)
Equipment	‐	(6,007)	‐	1,667	2,275	‐	(15,864)	(15,346)	(33,275)
Vessels	‐	‐	‐	32,501	(5,612)	1,707	(17,543)	(60,604)	(49,551)
Others	‐	(25,847)	‐	‐	(882)	‐	(3,782)	‐	(30,511)
		(1,078,115)	‐	293,913	(8,325)	1,799	(367,129)	(157,881)	(1,315,738)
Right-of-use assets		1,671,324	400,758	(111,318)	4,777	(1,649)	(367,129)	331,931	1,928,694

(i)	Refers to a transfer received from property, plant and equipment - construction in progress, in the amount of R$ 4,777.
(ii)	The total amounts of acquisitions made by the Company are substantially related to Hidrovias do Brasil (see Note 27.b).

	Weighted average useful life (years)	Balance as of December 31, 2023	Additions and remeasurement (i)	Write-offs	Transfers (ii)	Amortization	Balance as of December 31, 2024
Cost:
Real estate	9	1,998,866	196,194	(207,945)	‐	‐	1,987,115
Port areas	32	314,964	2,025	‐	26,750	‐	343,739
Vehicles	3	270,388	143,043	(56,337)	‐	‐	357,094
Equipment	3	38,278	5,958	(10,591)	‐	‐	33,645
Others	20	27,846	‐	‐	‐	‐	27,846
		2,650,342	347,220	(274,873)	26,750	‐	2,749,439
Accumulated amortization:
Real estate	‐	(753,198)	‐	131,716	(4,402)	(197,849)	(823,733)
Port areas	‐	(44,620)	‐	‐	-	(8,072)	(52,692)
Vehicles	‐	(109,967)	‐	35,669	‐	(95,538)	(169,836)
Equipment	‐	(5,184)	‐	9,778	‐	(10,601)	(6,007)
Others	‐	(25,847)	‐	‐	‐	-	(25,847)
		(938,816)	‐	177,163	(4,402)	(312,060)	(1,078,115)
Right-of-use assets		1,711,526	347,220	(97,710)	22,348	(312,060)	1,671,324

(i)	Considers R$ 342,332 referring to additions and remeasurements between right-of-use assets and leases payable.
(ii)	Refers to the amortization of the right of use, which is being capitalized as Construction in progress until the beginning of its operation. Additionally, the cost includes the advance balance of the grant of Maceió carried out in Ipiranga.

	Weighted average useful life (years)	Balance as of 12/31/2022	Additions and remeasurement (i)	Write-offs	Transfers (ii)	Amortization	Acquisition of subsidiary (iii)	Balance as of 12/31/2023
Cost:
Real estate	10	2,019,898	140,245	(165,551)	‐	‐	4,274	1,998,866
Port areas	29	311,174	3,790	‐	‐	‐	‐	314,964
Vehicles	4	186,455	120,705	(71,781)	‐	‐	35,009	270,388
Equipment	5	26,345	12,910	(1,973)	‐	‐	996	38,278
Others	20	27,846	‐	‐	‐	‐	‐	27,846
		2,571,718	277,650	(239,305)	‐	‐	40,279	2,650,342
Accumulated amortization:
Real estate	‐	(634,688)	‐	95,896	(4,491)	(209,522)	(393)	(753,198)
Port areas	‐	(36,773)	‐	‐	‐	(7,847)	‐	(44,620)
Vehicles	‐	(83,902)	‐	63,708	‐	(80,661)	(9,112)	(109,967)
Equipment	‐	(2,850)	‐	1,974	‐	(4,151)	(157)	(5,184)
Others	‐	(22,128)	‐	‐	‐	(3,719)	‐	(25,847)
		(780,341)	‐	161,578	(4,491)	(305,900)	(9,662)	(938,816)
Net amount		1,791,377	277,650	(77,727)	(4,491)	(305,900)	30,617	1,711,526

(i)	Considers R$ 257,201 referring to additions and remeasurements between right-of-use assets and leases payable.
(ii)	Refers to the amortization of the right of use, which is being capitalized as Construction in progress until the beginning of its operation.
(iii)	For further information, see Note 27.

Summary of Changes in Lease Payables

The changes in leases payable are shown below:

	12/31/2025	12/31/2024	12/31/2023
Opening balance	1,485,152	1,523,934	1,523,769
Interest accrued	153,247	133,767	143,005
Payments of leases and interest	(480,722)	(433,488)	(359,113)
Additions and remeasurement	400,758	342,332	257,201
Write-offs	(104,637)	(81,393)	(71,569)
Opening balance - acquisition of subsidiaries (i)	287,589	-	30,641
Monetary variations and foreign exchange variations	(1,754)	-	-
Closing balance	1,739,633	1,485,152	1,523,934
Current	343,725	316,460	311,426
Non-current	1,395,908	1,168,692	1,212,508

(i)	The total amounts of acquisitions made by the Company in 2025 are substantially related to Hidrovias do Brasil (see Note 27.b).

Summary of Maturities of Lease Payments of Operating Lease

The undiscounted future cash outflows are presented below:

	12/31/2025	12/31/2024
Up to 1 year	483,696	355,336
1 to 2 years	339,415	282,945
2 to 3 years	265,036	240,984
3 to 4 years	220,813	188,002
4 to 5 years	172,465	158,559
More than 5 years	1,246,359	891,997
Total	2,727,784	2,117,823

Schedule of weighted average discount rates for the lease payable by maturity period

The weighted nominal average discount rates for the lease contracts of the Company are:

Contracts by maturity date and discount rate
Maturity dates of the contracts	Rate (% p.a.)
From 1 to 5 years	11.78%
From 6 to 10 years	11.16%
From 11 to 15 years	10.95%
More than 15 years	10.56%

Details About Lease Contracts of Low Amount Assets
	Up to 1 year	Between 1 and 5 years	Total
12/31/2025	8,825	9,191	18,016
12/31/2024	8,022	2,637	10,659